Intangible assets - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	$ 155,000	$ 155,000	$ 0
Accumulated Amortization – website domains	125,420	151,771
Net intangible assets	125,420	151,771	0
Website Domains [Member]
Finite-Lived Intangible Assets [Line Items]
Website Domains	155,000	155,000	0
Accumulated Amortization Website Domains [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization – website domains	$ (29,580)	$ (3,229)	$ 0